Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Allocation of Compensation Expense Related to Option

The weighted-average grant-date fair value of the options granted in the nine months ended September 30, 2018 and 2019 was $14.26 per share and $18.72 per share respectively. The Group recorded compensation expense related to the options of $6,325,705 and $10,479,128 for the nine months ended September 30, 2018 and 2019, respectively, which were classified in the accompanying unaudited condensed consolidated statements of operations as follows:

	For the nine months ended September 30,
	2018	2019
	$	$
Selling, general and administrative	3,055,914	4,661,007
Research and development	3,269,791	5,818,121
Total	6,325,705	10,479,128

Allocation of Compensation Expense Related to Restricted Shares

As of September 30, 2019, there was $14,797,748 of total unrecognized compensation expense related to non-vested restricted shares. The weighted-average grant-date fair value of the restricted shares granted for the nine months ended September 30, 2018 and 2019 was $21.34 per share and $27.03 per share respectively. The Group recorded compensation expense related to the restricted shares of $1,671,133 and $4,073,921 for the nine months ended September 30, 2018 and 2019, respectively, which were classified in the accompanying unaudited condensed consolidated statements of operations as follows:

	For the nine months ended September 30,
	2018	2019
	$	$
Selling, general and administrative	1,439,817	2,817,518
Research and development	231,316	1,256,403
Total	1,671,133	4,073,921